Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 60.2%
BlackRock Advantage Emerging Markets Fund, Class K	1,886,637	$15,885,484
BlackRock Tactical Opportunities Fund, Class K	987,098	13,927,949
Diversified Equity Master Portfolio	$90,852,192	90,852,192
International Tilts Master Portfolio	$24,887,129	24,887,129
iShares Developed Real Estate Index Fund, Class K	194,008	1,618,028
iShares MSCI EAFE Small-Cap ETF(b)	186,594	9,102,055

		156,272,837

Fixed-Income Funds — 39.6%
Advantage CoreAlpha Bond Master Portfolio	$30,227,849	30,227,849
BlackRock High Yield Bond Portfolio	406,264	2,632,589
iShares Core U.S. Aggregate Bond ETF(b)	234,819	22,622,462
iShares iBoxx $ Investment Grade Corporate Bonds ETF(b)	74,725	7,655,576
iShares TIPS Bond ETF(b)	163,127	17,112,022
Master Total Return Portfolio	$22,677,058	22,677,058

		102,927,556

Security	Shares	Value

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)	29,006,177	$29,014,879

Total Investments — 111.0% (Cost: $306,763,285)		288,215,272

Liabilities in Excess of Other Assets — (11.0)%		(28,662,347)

Net Assets — 100.0%		$259,552,925

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$35,607,173	$712,231	(a)(b)	$—		$(2,254,233)	$(3,837,322)	$30,227,849	$30,227,849	$557,510		$—
BlackRock Advantage Emerging Markets Fund, Class K	21,379,944	2,459,189		(1,857,364)		(45,506)	(6,050,779)	15,885,484	1,886,637	267		—
BlackRock Cash Funds: Institutional, SL Agency Shares	19,322,309	9,703,832	(a)	—		(14,701)	3,439	29,014,879	29,006,177	26,374	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	6,201,970	—		(6,201,970	)(a)	—	—	—	—	53,235		—
BlackRock High Yield Bond Portfolio	—	2,640,621		—		—	(8,032)	2,632,589	406,264	910		—
BlackRock Tactical Opportunities Fund, Class K	17,749,006	—		(3,852,122)		(13,248)	44,313	13,927,949	987,098	—		—
Diversified Equity Master Portfolio	116,363,571	3,665,680	(a)(b)	—		(2,306,715)	(26,870,344)	90,852,192	$90,852,192	801,170		—
International Tilts Master Portfolio	34,138,077	874,174	(a)(b)	—		(2,900,073)	(7,225,049)	24,887,129	$24,887,129	874,174		—
iShares Core U.S. Aggregate Bond ETF	30,329,651	—		(3,230,427)		(439,656)	(4,037,106)	22,622,462	234,819	370,266		—
iShares Developed Real Estate Index Fund, Class K	10,114,689	70,907		(5,894,304)		(1,475,983)	(1,197,281)	1,618,028	194,008	70,908		—
iShares iBoxx $ Investment Grade Corporate Bonds ETF	3,187,901	5,807,579		—		—	(1,339,904)	7,655,576	74,725	81,279		—
iShares MSCI EAFE Small-Cap ETF	13,638,155	—		—		—	(4,536,100)	9,102,055	186,594	209,913		—
iShares TIPS Bond ETF	21,841,777	2,073,530		(2,795,449)		(38,132)	(3,969,704)	17,112,022	163,127	1,139,455		—
Master Total Return Portfolio	25,389,129	1,884,849	(a)(b)	—		(1,586,505)	(3,010,415)	22,677,058	$22,677,058	637,242		—

						$(11,074,752)	$(62,034,284)	$288,215,272		$4,822,703		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	40	12/08/22	$5,081	$(197,298)
S&P/TSE 60 Index	29	12/15/22	4,686	(236,498)
MSCI EAFE Index	35	12/16/22	2,906	(111,297)
Russell 2000 E-Mini Index	75	12/16/22	6,262	(684,189)
10-Year U.S. Treasury Note	45	12/20/22	5,043	(27,406)
U.S. Long Bond	26	12/20/22	3,289	(247,692)
Ultra U.S. Treasury Bond	30	12/20/22	4,101	(314,628)

				(1,819,008)

Short Contracts
S&P 500 Micro E-Mini Index	3	12/16/22	54	30

				$(1,818,978)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	42,761	EUR	42,000	Morgan Stanley & Co. International PLC	12/21/22	$1,348
USD	579,901	JPY	81,966,000	Bank of America N.A.	12/21/22	8,531

						9,879

CAD	5,950,116	USD	4,582,557	Bank of America N.A.	12/21/22	(273,556)
JPY	59,243,000	USD	420,160	Bank of America N.A.	12/21/22	(7,188)

						(280,744)

						$(270,865)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$40,533,516	$—	$—	$40,533,516
Fixed-Income Funds	50,022,649	—	—	50,022,649
Money Market Funds	29,014,879	—	—	29,014,879

	$119,571,044	$—	$—	119,571,044

Investments Valued at NAV(a)				168,644,228

				$288,215,272

Derivative Financial Instruments(b)
Assets
Equity Contracts	$30	$—	$—	$30
Foreign Currency Exchange Contracts	—	9,879	—	9,879
Liabilities
Equity Contracts	(1,031,984)	(197,298)	—	(1,229,282)
Foreign Currency Exchange Contracts	—	(280,744)	—	(280,744)
Interest Rate Contracts	(589,726)	—	—	(589,726)

	$(1,621,680)	$(468,163)	$—	$(2,089,843)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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